Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating activities:
Net income (loss)	$ 481,719	$ 8,151,664		$ 99,998,470	$ (294,775,877)
Items related to investment activities
Income taxes and duties	13,000,786	219,999,281		320,180,839	307,348,122
Depreciation and amortization of wells, pipelines, properties, plant and equipment	8,128,784	137,555,276		139,771,815	133,431,365
Amortization of intangible assets	35,435	599,627		516,342	403,295
Impairment of wells, pipelines, properties, plant and equipment	1,701,780	28,797,518		83,538,021	1,210,595
Capitalized unsuccessful wells	1,745,026	29,529,330		7,110,169	9,730,391
Unsuccessful wells from intangible assets	262,202	4,436,985		13,911,491	12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	443,835	7,510,572		23,723,321	47,299,622
Depreciation of rights of use	347,881	5,886,840		5,963,778	6,407,871
Reversal of impairment of rights of use	0	0		0	(87,025)
Impairment of joint ventures	0	0		0	6,703,324
Cancellation of leases	(7,605)	(128,698)		(807,396)	(432,906)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	274,117	4,638,600		4,647,200	4,454,106
Reclassification of translation effect	0	0		(10,383,296)	0
(Gains) on bargain purchase of business acquisition	0	0		(1,271,188)	0
(Profit) loss sharing in joint ventures and associates, net	(24,188)	(409,315)		(349,401)	3,088,107
Items related to financing activities
Unrealized foreign exchange (income) loss	(13,105,535)	(221,771,870)		(128,545,369)	44,485,347
Interest expense	8,992,517	152,171,381		159,683,880	164,571,647
Interest income	(1,076,136)	(18,210,377)		(27,227,965)	(28,906,784)
Funds from operating activities	21,200,618	358,756,814		690,460,711	417,496,911
Funds from operating activities
Profit-sharing duty and income tax paid	(13,886,204)	(234,982,338)		(431,444,989)	(265,883,549)
Derivative financial instruments	1,009,460	17,082,089		8,324,369	17,792,097
Customers and accounts receivable	(2,117,988)	(35,840,592)		(62,089,654)	(48,408,683)
Inventories	(4,368)	(73,915)		(35,219,475)	(7,960,924)
Accounts payable and accrued expenses	108,636	1,838,338		49,792,617	1,306,311
Suppliers	2,510,291	42,479,138		16,789,777	(5,614,192)
Provisions for sundry creditors	12,951	219,161		977,512	6,184,831
Employee benefits	3,549,018	60,056,484		54,275,187	67,886,654
Other taxes and duties	6,051,907	102,410,367		64,771,737	6,435,856
Net cash flows from operating activities	18,434,321	311,945,546		356,637,792	189,235,312
Investing activities
Business acquisition, net of cash acquired	0	0		(30,012,487)	0
Interest collected	320,451	5,422,674		2,045,526	458,536
Proceeds from FONADIN - grants deferred income	0	0		0	4,399,765
Other assets	1,155,695	19,556,667		(4,496,986)	(31,687,825)
Acquisition of wells, pipelines, properties, plant and equipment	(15,179,234)	(256,862,996)		(305,335,318)	(209,591,816)
Acquisition of intangible assets	(2,073,514)	(35,088,002)		(35,135,611)	(25,814,218)
Net cash flows (used in) investing activities	(15,776,602)	(266,971,657)		(372,934,876)	(262,235,558)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	9,846,066	166,615,123		188,306,717	316,354,129
Proceeds from FONADIN grants	0	0	$ 23,000,000		0
Collections from the Mexican Government	2,709,474	45,849,715		0	15,788,696
Interest collected from the Mexican Government	475,868	8,052,642		7,455,715	7,126,559
Lease payments	(324,112)	(5,484,624)		(7,362,686)	(7,622,403)
Interest of lease paid	(135,407)	(2,291,356)		(3,274,137)	(3,646,028)
Loans obtained from financial institutions	52,086,104	881,401,059		1,064,179,416	1,636,216,843
Debt payments, principal only	(57,845,091)	(978,854,627)		(1,107,159,280)	(1,707,581,580)
Interest paid	(8,512,607)	(144,050,336)		(153,956,690)	(157,256,625)
Net cash flows (used in) from financing activities	(1,699,705)	(28,762,404)		11,189,055	99,379,591
Net increase (decrease) in cash and cash equivalents	958,014	16,211,485		(5,108,029)	26,379,345
Effects of foreign exchange on cash balances	(701,965)	(11,878,620)		(6,983,907)	10,137,321
Cash and cash equivalents at the beginning of the year	3,806,554	64,414,511		76,506,447	39,989,781
Cash and cash equivalents at the end of the year (Note 9)	$ 4,062,603	$ 68,747,376	$ 3,806,554	$ 64,414,511	$ 76,506,447